Concentrations (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($) Customers Suppliers Vendor	Dec. 31, 2018 USD ($) Customers Suppliers	Sep. 30, 2019 USD ($) Customers Suppliers	Sep. 30, 2018 USD ($) Customers Suppliers
Concentrations (Textual)
Cash, FDIC insured amount | $		$ 250,000	$ 250,000	$ 250,000
Concentrations of foreign sales | $	$ 1,632	$ 4,863	$ 57,483
Purchase [Member] | Vendor One [Member]
Concentrations (Textual)
Concentration risk, percentage	49.00%
Number of Vendors | Vendor	1
Sales Revenue, Net [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	87.00%	55.00%	52.00%	52.00%
Number of customers | Customers	1	2	2	3
Sales Revenue, Net [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage		13.00%	14.00%	17.00%
Number of customers | Customers		2	2	3
Sales Revenue, Net [Member] | Customer Three [Member]
Concentrations (Textual)
Concentration risk, percentage				10.00%
Number of customers | Customers				3
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	83.00%	29.00%	57.00%	50.00%
Number of customers | Customers	1	5	2	3
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage		26.00%	20.00%	20.00%
Number of customers | Customers		5	2	3
Accounts Receivable [Member] | Customer Three [Member]
Concentrations (Textual)
Concentration risk, percentage		15.00%		20.00%
Number of customers | Customers		5		3
Accounts Receivable [Member] | Customer Four [Member]
Concentrations (Textual)
Concentration risk, percentage		13.00%
Number of customers | Customers		5
Accounts Receivable [Member] | Customer Five [Member]
Concentrations (Textual)
Concentration risk, percentage		11.00%
Number of customers | Customers		5
Supplier One [Member] | Purchase [Member]
Concentrations (Textual)
Concentration risk, percentage		25.30%
Number of suppliers		3
Supplier One [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage	14.00%	21.00%
Number of suppliers	2	2
Supplier One [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage			14.00%	18.00%
Number of suppliers			3	3
Supplier One [Member] | Supplier Concentration Risk [Member]
Concentrations (Textual)
Concentration risk, percentage			18.00%	34.00%
Number of suppliers			2	2
Supplier Two [Member] | Purchase [Member]
Concentrations (Textual)
Concentration risk, percentage		21.10%
Number of suppliers		3
Supplier Two [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage	12.00%	16.00%
Number of suppliers	2	2
Supplier Two [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage			12.00%	13.00%
Number of suppliers			3	3
Supplier Two [Member] | Supplier Concentration Risk [Member]
Concentrations (Textual)
Concentration risk, percentage			18.00%	10.00%
Number of suppliers			2	2
Supplier Three [Member] | Purchase [Member]
Concentrations (Textual)
Concentration risk, percentage		15.90%
Number of suppliers		3
Supplier Three [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage			12.00%	11.00%
Number of suppliers			3	3